SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total	12,654,837	12,041,712	11,035,000
Less: unamortized discounts	(77,999)		(595,108)
Total	12,576,838	12,041,712	10,439,892
Less current portion	(12,576,838)	(12,041,712)	(10,439,892)
Long-term portion
Convertible Notes Payable [Member] | Restated [Member]
Debt Instrument [Line Items]
Total		11,876,712
Less: unamortized discounts		(85,000)
Total		11,791,712
Less current portion		(11,791,712)
Long-term portion
Convertible Notes Payable [Member] | 10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,808,000	5,973,000	5,973,000
Convertible Notes Payable [Member] | 10% OID Senior Secured Convertible Notes [Member] | Restated [Member]
Debt Instrument [Line Items]
Total		5,808,000
Convertible Notes Payable [Member] | Thirty Five Percent O I D Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,600,462	5,600,462	5,062,000
Convertible Notes Payable [Member] | Thirty Five Percent O I D Senior Secured Convertible Notes [Member] | Restated [Member]
Debt Instrument [Line Items]
Total		5,600,462
Convertible Notes Payable [Member] | Twenty Percent O I D Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	$ 1,246,375	468,250
Convertible Notes Payable [Member] | Twenty Percent O I D Senior Secured Convertible Notes [Member] | Restated [Member]
Debt Instrument [Line Items]
Total		$ 468,250